Accounts Receivable - Net (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Accounts receivable net	$ 7,800		$ 7,800		$ 1,000	$ 7,200
Accounts receivable	64,829		64,829		36,531	36,124
Allowance for doubtful accounts	4,000		4,000		100	1,400
Accounts receivable write offs	0	$ 0	0	$ 0	4,900	1,000	$ 100
Distribution Partners [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable net	12,100		12,100		11,700	14,500
Allowance for doubtful accounts	5,000		5,000		3,600	$ 1,600
Uncollateralized Payment [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable net	$ 42,200		$ 42,200		$ 18,900